Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 27,647	$ 19,722	$ 17,351
Less: accumulated depreciation	(16,096)	(13,980)	(9,605)
Construction in progress	7,245	981	0
Total property and equipment, net	18,796	6,723	7,746
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	7,317	7,261	7,207
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6,868	6,331	5,835
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,192	2,912	2,641
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	9,477	2,524	1,002
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 793	$ 694	$ 666